INVENTORIES	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES
Inventories as of June 30, 2020 and December 31, 2019 consist of the following:

	June 30, 2020	December 31, 2019
	(in millions)
Raw materials	$1,483	$1,332
Work-in-process	826	612
Finished goods	4,584	5,138
Total inventories	$6,893	$7,082